Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

January 31, 2019

Dates Covered
Collections Period	01/01/19 - 01/31/19
Interest Accrual Period	01/15/19 - 02/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	02/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/18	330,716,825.96	21,970
Yield Supplement Overcollateralization Amount 12/31/18	11,179,692.13	0
Receivables Balance 12/31/18	341,896,518.09	21,970
Principal Payments	14,914,474.90	449
Defaulted Receivables	940,887.21	58
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/19	10,414,652.29	0
Pool Balance at 01/31/19	315,626,503.69	21,463

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.27%
Prepayment ABS Speed	1.32%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	8,279,127.62	469
Past Due 61-90 days	3,239,244.50	170
Past Due 91-120 days	440,919.28	28
Past Due 121+ days	0.00	0
Total	11,959,291.40	667

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.13%
Delinquency Trigger Occurred	NO

Recoveries	351,939.64
Aggregate Net Losses/(Gains) - January 2019	588,947.57
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.07%
Prior Net Losses Ratio	1.85%
Second Prior Net Losses Ratio	1.91%
Third Prior Net Losses Ratio	1.04%
Four Month Average	1.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.22%

Overcollateralization Target Amount	14,203,192.67
Actual Overcollateralization	14,203,192.67
Weighted Average APR	3.85%
Weighted Average APR, Yield Adjusted	5.95%
Weighted Average Remaining Term	39.58

Flow of Funds	$ Amount

Collections	16,353,137.43
Investment Earnings on Cash Accounts	75,024.93
Servicing Fee	(284,913.77)
Transfer to Collection Account	0.00
Available Funds	16,143,248.59

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	325,298.62
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	208,065.10
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	14,203,192.67
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	1,369,194.45

Total Distributions of Available Funds	16,143,248.59

Servicing Fee	284,913.77
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 01/15/19	315,834,568.79
Principal Paid	14,411,257.77
Note Balance @ 02/15/19	301,423,311.02

Class A-1
Note Balance @ 01/15/19	0.00
Principal Paid	0.00
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-2
Note Balance @ 01/15/19	0.00
Principal Paid	0.00
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-3
Note Balance @ 01/15/19	214,344,568.79
Principal Paid	14,411,257.77
Note Balance @ 02/15/19	199,933,311.02
Note Factor @ 02/15/19	61.7078120%

Class A-4
Note Balance @ 01/15/19	75,480,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	75,480,000.00
Note Factor @ 02/15/19	100.0000000%

Class B
Note Balance @ 01/15/19	26,010,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	26,010,000.00
Note Factor @ 02/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	362,796.37
Total Principal Paid	14,411,257.77
Total Paid	14,774,054.14

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	232,206.62
Principal Paid	14,411,257.77
Total Paid to A-3 Holders	14,643,464.39

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3853428
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.3068623
Total Distribution Amount	15.6922051

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7166871
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	44.4791906
Total A-3 Distribution Amount	45.1958777

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	14.44
Noteholders' Principal Distributable Amount	985.56

Account Balances	$ Amount

Reserve Account
Balance as of 01/15/19	23,407,920.41
Investment Earnings	46,631.79
Investment Earnings Paid	(46,631.79)
Deposit/(Withdrawal)	-
Balance as of 02/15/19	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41